INCOME AND SOCIAL CONTRIBUTION TAXES - Unrecognized deferred income tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax assets which have no expiration date	R$ 282,387	R$ 239,989
Foreign subsidiaries
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax credits on capital losses for which no deferred tax asset recognised	569,714	1,105,130
Unrecognized tax loss carryforwards from state credits in the United States	R$ 277,348	R$ 334,475